Segment and geographic information (Tables)	12 Months Ended
Mar. 31, 2020
Segment and Geographic Information [Abstract]
Business segments' results

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2018
Non-interest revenue	¥406,295	¥118,545	¥587,474	¥272,271	¥1,384,585
Net interest revenue	6,613	8,792	127,859	(32,778)	110,486

Net revenue	412,908	127,337	715,333	239,493	1,495,071
Non-interest expenses	309,771	61,167	614,745	183,128	1,168,811

Income before income taxes	¥103,137	¥66,170	¥100,588	¥56,365	¥326,260

Year ended March 31, 2019
Non-interest revenue	¥331,743	¥89,607	¥496,484	¥147,524	¥1,065,358
Net interest revenue	7,737	8,238	58,904	(16,263)	58,616

Net revenue	339,480	97,845	555,388	131,261	1,123,974
Non-interest expenses	289,990	63,660	666,787	134,034	1,154,471

Income (loss) before income taxes	¥49,490	¥34,185	¥(111,399)	¥(2,773)	¥(30,497)

Year ended March 31, 2020
Non-interest revenue	¥329,983	¥85,190	¥506,203	¥257,961	¥1,179,337
Net interest revenue	6,376	7,415	142,416	(26,388)	129,819

Net revenue	336,359	92,605	648,619	231,573	1,309,156
Non-interest expenses	286,926	63,833	556,399	132,410	1,039,568

Income (loss) before income taxes	¥49,433	¥28,772	¥92,220	¥99,163	¥269,588

Major components of income (loss) before income taxes in "Other"
The following table presents the major components of
Income (loss) before income taxes
in
“Other”
for the years ended March 31, 2018, 2019 and 2020.

	Millions of yen
	Year ended March 31
	2018	2019	2020
Net gain (loss) related to economic hedging transactions	¥(6,461)	¥1,800	¥17,548
Realized gain on investments in equity securities held for operating purposes	785	221	6,601
Equity in earnings of affiliates	34,248	32,532	34,990
Corporate items	(41,884)	(35,996)	(22,240)
Other (1) (2)	69,677	(1,330)	62,264

Total	¥56,365	¥(2,773)	¥99,163

(1)	Amounts reported for the year ended March 31, 2018 include the gain recognized in earnings in connection with the liquidation of a non-Japanese subsidiary during the year.
(2)	Includes gain of ¥73,293 million from the partial sale of Nomura’s investment in ordinary shares of Nomura Research Institute, Ltd. for the year ended March 31, 2020.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

	Millions of yen
	Year ended March 31
	2018	2019	2020
Net revenue	¥1,495,071	¥1,123,974	¥1,309,156
Unrealized gain (loss) on investments in equity securities held for operating purposes	1,898	(7,204)	(21,327)

Consolidated net revenue	¥1,496,969	¥1,116,770	¥1,287,829

Non-interest expenses	¥1,168,811	¥1,154,471	¥1,039,568
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,168,811	¥1,154,471	¥1,039,568

Income (loss) before income taxes	¥326,260	¥(30,497)	¥269,588
Unrealized gain (loss) on investments in equity securities held for operating purposes	1,898	(7,204)	(21,327)

Consolidated income (loss) before income taxes	¥328,158	¥(37,701)	¥248,261

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Year ended March 31
	2018	2019	2020
Net revenue (1) :
Americas	¥268,653	¥169,581	¥229,265
Europe	168,186	131,175	115,483
Asia and Oceania	68,011	47,977	42,571

Subtotal	504,850	348,733	387,319
Japan	992,119	768,037	900,510

Consolidated	¥1,496,969	¥1,116,770	¥1,287,829

Income (loss) before income taxes:
Americas	¥(8,771)	¥(114,081)	¥7,354
Europe	(14,654)	(56,851)	(14,067)
Asia and Oceania	22,751	5,014	19,817

Subtotal	(674)	(165,918)	13,104
Japan	328,832	128,217	235,157

Consolidated	¥328,158	¥(37,701)	¥248,261

	March 31
	2018	2019	2020
Long-lived assets:
Americas	¥117,323	¥50,829	¥84,904
Europe	67,010	56,821	52,179
Asia and Oceania	8,613	9,588	29,618

Subtotal	192,946	117,238	166,701
Japan	231,003	252,420	292,212

Consolidated	¥423,949	¥369,658	¥458,913